UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      North Tide Capital, LLC

Address:   500 Boylston Street, Suite 310
           Boston, Massachusetts  02116


Form 13F File Number: 028-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephen Shorey
Title:  Chief Compliance Officer and Chief FInancial Officer
Phone:  (617) 449-3122

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen Shorey                 Boston, MA                         2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      271,859
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACCURAY INC                  COM            004397105    2,668   415,000 SH       SOLE                  415,000      0    0
ALMOST FAMILY INC            COM            020409108    4,052   200,000 SH       SOLE                  200,000      0    0
ALPHATEC HOLDINGS INC        COM            02081G102      248   150,000 SH       SOLE                  150,000      0    0
AMEDISYS INC                 COM            023436108    9,072   805,000 SH       SOLE                  805,000      0    0
AMN HEALTHCARE SERVICES INC  COM            001744101    3,898   337,500 SH       SOLE                  337,500      0    0
BOSTON SCIENTIFIC CORP       COM            101137107   28,650 5,000,000 SH       SOLE                5,000,000      0    0
CARDIONET INC                COM            14159L103      239   105,000 SH       SOLE                  105,000      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108   16,907   550,000 SH       SOLE                  550,000      0    0
COVANCE INC                  COM            222816100    4,622    80,000 SH       SOLE                   80,000      0    0
CROSS CTRY HEALTHCARE INC    COM            227483104    3,240   675,000 SH       SOLE                  675,000      0    0
EPOCRATES INC                COM            29429D103    1,940   220,000 SH       SOLE                  220,000      0    0
HCA HOLDINGS INC             COM            40412C101    8,146   270,000 SH       SOLE                  270,000      0    0
HEALTH MGMT ASSOC INC NEW    CL A           421933102   30,756 3,300,000 SH       SOLE                3,300,000      0    0
HEALTHWAYS INC               COM            422245100   18,725 1,750,000 SH       SOLE                1,750,000      0    0
HOSPIRA INC                  COM            441060100    8,435   270,000 SH       SOLE                  270,000      0    0
ICON PUB LTD CO              SPONSORED ADR  45103T107    4,615   166,250 SH       SOLE                  166,250      0    0
MAGELLAN HEALTH SVCS INC     COM NEW        559079207   10,045   205,000 SH       SOLE                  205,000      0    0
MAKO SURGICAL CORP           COM            560879108    3,475   270,000 SH       SOLE                  270,000      0    0
MEDTRONIC INC                COM            585055106   11,075   270,000 SH       SOLE                  270,000      0    0
NUVASIVE INC                 COM            670704105    7,453   482,100 SH       SOLE                  482,100      0    0
SUPERVALU INC                COM            868536103      432   175,000 SH       SOLE                  175,000      0    0
SYNERON MEDICAL LTD          ORD SHS        M87245102    2,341   270,000 SH       SOLE                  270,000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR            881624209   18,110   485,000 SH       SOLE                  485,000      0    0
UNIVERSAL HLTH SVCS INC      CL B           913903100   15,714   325,000 SH       SOLE                  325,000      0    0
WARNER CHILCOTT PLC IRELAND  SHS            G94368100    9,632   800,000 SH       SOLE                  800,000      0    0
WEBMD HEALTH CORP            COM            94770V102    7,744   540,000 SH       SOLE                  540,000      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106   26,293   540,000 SH       SOLE                  540,000      0    0
ZIMMER HLDGS INC             COM            98956P102   13,332   200,000 SH       SOLE                  200,000      0    0